Supplement to the
Strategic Advisers® Core Fund
July 30, 2014
Prospectus

At a meeting held on December 2, 2014, the Board of Trustees approved the appointment of Loomis, Sayles & Company, L.P. (Loomis Sayles) as a new sub-adviser of the fund. In addition, at a meeting held on September 4, 2014, the Board of Trustees approved the appointment of Aristotle Capital Management, LLC (Aristotle), Brandywine Global Investment Management, LLC (Brandywine Global), ClariVest Asset Management LLC (ClariVest), LSV Asset Management (LSV), Massachusetts Financial Services Company (MFS), Morgan Stanley Investment Management Inc. (MSIM), Robeco Investment Management, Inc. (RIM), and Waddell & Reed Investment Management Company (WRIMCO) as new sub-advisers of the fund. Therefore, all references to the sub-advisers of the fund shall now refer to AllianceBernstein, Aristotle, Brandywine Global, ClariVest, Cornerstone, First Eagle, Loomis Sayles, LSV, MFS, MSIM, OppenheimerFunds, Pyramis, RIM, T. Rowe Price, and WRIMCO.

The following information replaces the similar information under the heading "Investment Adviser" in the "Fund Summary" section on page 7.

Strategic Advisers (the Adviser) is the fund's manager. AllianceBernstein L.P. (AllianceBernstein), Aristotle Capital Management, LLC (Aristotle), Brandywine Global Investment Management, LLC (Brandywine Global), ClariVest Asset Management LLC (ClariVest), Cornerstone Investment Partners, LLC (Cornerstone), First Eagle Investment Management, LLC (First Eagle), Loomis, Sayles & Company, L.P. (Loomis Sayles), LSV Asset Management (LSV), Massachusetts Financial Services Company (MFS), Morgan Stanley Investment Management Inc. (MSIM), OppenheimerFunds, Inc. (OppenheimerFunds), Pyramis Global Advisors, LLC (Pyramis), Robeco Investment Management, Inc. (RIM), T. Rowe Price Associates, Inc. (T. Rowe Price), and Waddell & Reed Investment Management Company (WRIMCO) have been retained to serve as sub-advisers for the fund. Aristotle, ClariVest, Loomis Sayles, MFS, MSIM, RIM, and WRIMCO have not currently been allocated a portion of the fund's assets to manage.

SAI-COR-14-05  December 12, 2014
1.910403.114

The following information supplements the similar information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 8.

Joseph J. Kirby (co-manager), Henry F. Otto (co-manager), and Steven M. Tonkovich (co-manager) have managed Brandywine Global's portion of the fund's assets since September 2014.

Guy Lakonishok, CFA (co-manager), Josef Lakonishok (co-manager), Puneet Mansharamani, CFA (co-manager), Greg Sleight (co-manager), and Menno Vermeulen, CFA (co-manager) have managed LSV's portion of the fund's assets since September 2014.

The following information supplements existing information found in the "Fund Management" section on page 20.

Aristotle, at 11100 Santa Monica Boulevard, Suite 1700, Los Angeles, California 90025, has been retained to serve as a sub-adviser for the fund. As of April 30, 2014, Aristotle had approximately $7.3 billion in assets under management. Aristotle has not currently been allocated a portion of the fund's assets to manage.

Brandywine Global, at 2929 Arch Street, Philadelphia, Pennsylvania 19104, has been retained to serve as a sub-adviser for the fund. As of April 30, 2014, Brandywine Global had approximately $53.2 billion in discretionary assets under management. Brandywine Global provides investment advisory services for the fund.

ClariVest, at 3611 Valley Centre Drive, Suite 100, San Diego, California 92130, has been retained to serve as a sub-adviser for the fund. As of March 31, 2014, ClariVest had approximately $3.5 billion in discretionary assets under management. ClariVest has not currently been allocated a portion of the fund's assets to manage.

Loomis Sayles, at One Financial Center, Boston, Massachusetts, 02111, has been retained to serve as a sub-adviser for the fund. As of October 31, 2014, Loomis Sayles had approximately $227 billion in assets under management. Loomis Sayles has not currently been allocated a portion of the fund's assets to manage.

LSV, at 155 North Wacker Drive, Suite 4600, Chicago, Illinois 60606, has been retained to serve as a sub-adviser for the fund. As of April 30, 2014, LSV had approximately $84.3 billion in discretionary assets under management. LSV provides investment advisory services for the fund.

MFS, at 111 Huntington Avenue, Boston, Massachusetts 02199, has been retained to serve as a sub-adviser for the fund. As of April 30, 2014, MFS had approximately $422 billion in assets under management. MFS has not currently been allocated a portion of the fund's assets to manage.

MSIM, at 522 Fifth Avenue, New York, New York 10032, has been retained to serve as a sub-adviser for the fund. As of March 31, 2014, MSIM had approximately $381.7 billion in discretionary assets under management. MSIM has not currently been allocated a portion of the fund's assets to manage.

RIM, at One Beacon Street, 30th Floor, Boston, Massachusetts 02108, has been retained to serve as a sub-adviser for the fund. As of April 30, 2014, RIM had approximately $59.9 billion in assets under management. RIM has not currently been allocated a portion of the fund's assets to manage.

WRIMCO, at 6300 Lamar Avenue, P.O. Box 29217, Overland Park, Kansas 66201-9217, has been retained to serve as a sub-adviser for the fund. As of March 31, 2014, WRIMCO had approximately $131.4 billion in discretionary assets under management. WRIMCO has not currently been allocated a portion of the fund's assets to manage.

The following information supplements the biographical information found in the "Fund Management" section beginning on page 21.

Brandywine Global

Joseph J. Kirby serves as a portfolio manager for Brandywine Global's portion of the fund's assets, which he has managed since September 2014. Mr. Kirby is lead portfolio manager for Brandywine Global's Diversified Large Cap Value Equity and Diversified Large Cap 130/30 strategies. He serves as a portfolio manager and securities analyst on Brandywine Global's Diversified Value Equity team. Mr. Kirby contributes to the quantitative and fundamental analysis of securities for the Diversified Value Equity portfolios by consistently applying Brandywine Global's disciplined management exclusionary process. Since joining Brandywine Global and its Diversified Team in 1994, Mr. Kirby has been involved in each aspect of the portfolio process, including leading the trading efforts for all Diversified portfolios from 1997 through 2000. Prior to joining Brandywine Global, he was with CoreStates Financial Corporation as an auditor (1992-1994). Mr. Kirby earned a B.S. in Finance from DeSales University.

Henry F. Otto serves as a portfolio manager for Brandywine Global's portion of the fund's assets, which he has managed since September 2014. Mr. Otto is the founder and co-lead portfolio manager of Brandywine Global's Diversified Value Equity strategies. Prior to joining Brandywine Global in 1988, he was with Dimensional Fund Advisors, Inc., where he managed and traded small cap portfolios and developed computer systems to structure portfolios and analyze performance (1984-1987), and the Chicago Board of Trade as a financial economist developing financial-based futures and options (1982-1984). He earned both an M.B.A. in Finance and Economics and a B.A. in Economics from the University of Chicago. Mr. Otto is a member of Brandywine Global's Executive Board.

Steven M. Tonkovich serves as a portfolio manager for Brandywine Global's portion of the fund's assets, which he has managed since September 2014. Mr. Tonkovich is co-lead portfolio manager of Brandywine Global's Diversified Value Equity strategies. He plays an integral role in the team's continual refinement of the Diversified Value Equity investment process and the firm's ongoing research into value investing. Prior to joining Brandywine Global in 1989, he was with the Wharton School of the University of Pennsylvania as a research analyst in the Finance Department (1987-1989) and the Moore School of Electrical Engineering of the University of Pennsylvania as a research assistant (1986-1987). Mr. Tonkovich earned a B.S.E in Finance and Regional Science from the Wharton School. He is a member of Brandywine Global's Executive Board.

LSV

Guy Lakonishok, CFA, serves as portfolio manager for LSV's portion of the fund's assets, which he has managed since September 2014. Mr. Lakonishok has served as a Quantitative Analyst of LSV since 2009, a partner since 2013 and portfolio manager since 2014. He has more than 13 years of investment experience.

Josef Lakonishok serves as a portfolio manager for LSV's portion of the fund's assets, which he has managed since September 2014. Dr. Lakonishok has served as CEO, CIO, Partner and portfolio manager for LSV since its founding in 1994. He has more than 36 years of investment and research experience.

Puneet Mansharamani, CFA, serves as a portfolio manager for LSV's portion of the fund's assets, which he has managed since September 2014. Mr. Mansharamani has served as a Partner and portfolio manager since 2006 and a Quantitative Analyst of LSV since 2000. He has more than 15 years of investment experience.

Greg Sleight serves as portfolio manager for LSV's portion of the fund's assets, which he has managed since September 2014. Mr. Sleight has served as a Quantitative Analyst of LSV since 2006, a partner since 2012 and portfolio manager since 2014. He has more than 8 years of investment experience.

Menno Vermeulen, CFA, serves as a portfolio manager for LSV's portion of the fund's assets, which he has managed since September 2014. Mr. Vermeulen has served as a portfolio manager and senior quantitative analyst of LSV since 1995 and a Partner since 1998. He has more than 22 years of investment and research experience.

Supplement to the
Strategic Advisers® Core Multi-Manager Fund
July 30, 2014
Prospectus

At a meeting held on December 2, 2014, the Board of Trustees approved the appointment of Loomis, Sayles & Company, L.P. (Loomis Sayles) as a new sub-adviser of the fund. In addition, at a meeting held on September 4, 2014, the Board of Trustees approved the appointment of Aristotle Capital Management, LLC (Aristotle), Brandywine Global Investment Management, LLC (Brandywine Global), ClariVest Asset Management LLC (ClariVest), LSV Asset Management (LSV), Massachusetts Financial Services Company (MFS), Morgan Stanley Investment Management Inc. (MSIM), Robeco Investment Management, Inc. (RIM), and Waddell & Reed Investment Management Company (WRIMCO) as new sub-advisers of the fund. Therefore, all references to the sub-advisers of the fund shall now refer to AllianceBernstein, Aristotle, Brandywine Global, ClariVest, Cornerstone, First Eagle, Loomis Sayles, LSV, MFS, MSIM, OppenheimerFunds, Pyramis, RIM, T. Rowe Price, and WRIMCO.

The following information replaces the similar information under the heading "Investment Adviser" in the "Fund Summary" section on page 7.

Strategic Advisers (the Adviser) is the fund's manager. AllianceBernstein L.P. (AllianceBernstein), Aristotle Capital Management, LLC (Aristotle), Brandywine Global Investment Management, LLC (Brandywine Global), ClariVest Asset Management LLC (ClariVest), Cornerstone Investment Partners, LLC (Cornerstone), First Eagle Investment Management, LLC (First Eagle), Loomis, Sayles & Company, L.P. (Loomis Sayles), LSV Asset Management (LSV), Massachusetts Financial Services Company (MFS), Morgan Stanley Investment Management Inc. (MSIM), OppenheimerFunds, Inc. (OppenheimerFunds), Pyramis Global Advisors, LLC (Pyramis), Robeco Investment Management, Inc. (RIM), T. Rowe Price Associates, Inc. (T. Rowe Price), and Waddell & Reed Investment Management Company (WRIMCO) have been retained to serve as sub-advisers for the fund. Aristotle, Brandywine Global, ClariVest, Loomis Sayles, LSV, MFS, MSIM, RIM, and WRIMCO have not currently been allocated a portion of the fund's assets to manage.

MMC-14-06  December 12, 2014
1.935070.110

The following information supplements existing information found in the "Fund Management" section on page 27.

Aristotle, at 11100 Santa Monica Boulevard, Suite 1700, Los Angeles, California 90025, has been retained to serve as a sub-adviser for the fund. As of April 30, 2014, Aristotle had approximately $7.3 billion in assets under management. Aristotle has not currently been allocated a portion of the fund's assets to manage.

Brandywine Global, at 2929 Arch Street, Philadelphia, Pennsylvania 19104, has been retained to serve as a sub-adviser for the fund. As of April 30, 2014, Brandywine Global had approximately $53.2 billion in discretionary assets under management. Brandywine Global has not currently been allocated a portion of the fund's assets to manage.

ClariVest, at 3611 Valley Centre Drive, Suite 100, San Diego, California 92130, has been retained to serve as a sub-adviser for the fund. As of March 31, 2014, ClariVest had approximately $3.5 billion in discretionary assets under management. ClariVest has not currently been allocated a portion of the fund's assets to manage.

Loomis Sayles, at One Financial Center, Boston, Massachusetts, 02111, has been retained to serve as a sub-adviser for the fund. As of October 31, 2014, Loomis Sayles had approximately $227 billion in assets under management. Loomis Sayles has not currently been allocated a portion of the fund's assets to manage.

LSV, at 155 North Wacker Drive, Suite 4600, Chicago, Illinois 60606, has been retained to serve as a sub-adviser for the fund. As of April 30, 2014, LSV had approximately $84.3 billion in discretionary assets under management. LSV has not currently been allocated a portion of the fund's assets to manage.

MFS, at 111 Huntington Avenue, Boston, Massachusetts 02199, has been retained to serve as a sub-adviser for the fund. As of April 30, 2014, MFS had approximately $422 billion in assets under management. MFS has not currently been allocated a portion of the fund's assets to manage.

MSIM, at 522 Fifth Avenue, New York, New York 10032, has been retained to serve as a sub-adviser for the fund. As of March 31, 2014, MSIM had approximately $381.7 billion in discretionary assets under management. MSIM has not currently been allocated a portion of the fund's assets to manage.

RIM, at One Beacon Street, 30th Floor, Boston, Massachusetts 02108, has been retained to serve as a sub-adviser for the fund. As of April 30, 2014, RIM had approximately $59.9 billion in assets under management. RIM has not currently been allocated a portion of the fund's assets to manage.

WRIMCO, at 6300 Lamar Avenue, P.O. Box 29217, Overland Park, Kansas 66201-9217, has been retained to serve as a sub-adviser for the fund. As of March 31, 2014, WRIMCO had approximately $131.4 billion in discretionary assets under management. WRIMCO has not currently been allocated a portion of the fund's assets to manage.

Supplement to the
Strategic Advisers® Core Multi-Manager Fund
Class F
July 30, 2014
Prospectus

At a meeting held on December 2, 2014, the Board of Trustees approved the appointment of Loomis, Sayles & Company, L.P. (Loomis Sayles) as a new sub-adviser of the fund. In addition, at a meeting held on September 4, 2014, the Board of Trustees approved the appointment of Aristotle Capital Management, LLC (Aristotle), Brandywine Global Investment Management, LLC (Brandywine Global), ClariVest Asset Management LLC (ClariVest), LSV Asset Management (LSV), Massachusetts Financial Services Company (MFS), Morgan Stanley Investment Management Inc. (MSIM), Robeco Investment Management, Inc. (RIM), and Waddell & Reed Investment Management Company (WRIMCO) as new sub-advisers of the fund. Therefore, all references to the sub-advisers of the fund shall now refer to AllianceBernstein, Aristotle, Brandywine Global, ClariVest, Cornerstone, First Eagle, Loomis Sayles, LSV, MFS, MSIM, OppenheimerFunds, Pyramis, RIM, T. Rowe Price, and WRIMCO.

The following information replaces the similar information under the heading "Investment Adviser" in the "Fund Summary" section on page 7.

Strategic Advisers (the Adviser) is the fund's manager. AllianceBernstein L.P. (AllianceBernstein), Aristotle Capital Management, LLC (Aristotle), Brandywine Global Investment Management, LLC (Brandywine Global), ClariVest Asset Management LLC (ClariVest), Cornerstone Investment Partners, LLC (Cornerstone), First Eagle Investment Management, LLC (First Eagle), Loomis, Sayles & Company, L.P. (Loomis Sayles), LSV Asset Management (LSV), Massachusetts Financial Services Company (MFS), Morgan Stanley Investment Management Inc. (MSIM), OppenheimerFunds, Inc. (OppenheimerFunds), Pyramis Global Advisors, LLC (Pyramis), Robeco Investment Management, Inc. (RIM), T. Rowe Price Associates, Inc. (T. Rowe Price), and Waddell & Reed Investment Management Company (WRIMCO) have been retained to serve as sub-advisers for the fund. Aristotle, Brandywine Global, ClariVest, Loomis Sayles, LSV, MFS, MSIM, RIM, and WRIMCO have not currently been allocated a portion of the fund's assets to manage.

MMC-F-14-05  December 12, 2014
1.959651.107

The following information supplements existing information found in the "Fund Management" section on page 20.

Aristotle, at 11100 Santa Monica Boulevard, Suite 1700, Los Angeles, California 90025, has been retained to serve as a sub-adviser for the fund. As of April 30, 2014, Aristotle had approximately $7.3 billion in assets under management. Aristotle has not currently been allocated a portion of the fund's assets to manage.

Brandywine Global, at 2929 Arch Street, Philadelphia, Pennsylvania 19104, has been retained to serve as a sub-adviser for the fund. As of April 30, 2014, Brandywine Global had approximately $53.2 billion in discretionary assets under management. Brandywine Global has not currently been allocated a portion of the fund's assets to manage.

ClariVest, at 3611 Valley Centre Drive, Suite 100, San Diego, California 92130, has been retained to serve as a sub-adviser for the fund. As of March 31, 2014, ClariVest had approximately $3.5 billion in discretionary assets under management. ClariVest has not currently been allocated a portion of the fund's assets to manage.

Loomis Sayles, at One Financial Center, Boston, Massachusetts, 02111, has been retained to serve as a sub-adviser for the fund. As of October 31, 2014, Loomis Sayles had approximately $227 billion in assets under management. Loomis Sayles has not currently been allocated a portion of the fund's assets to manage.

LSV, at 155 North Wacker Drive, Suite 4600, Chicago, Illinois 60606, has been retained to serve as a sub-adviser for the fund. As of April 30, 2014, LSV had approximately $84.3 billion in discretionary assets under management. LSV has not currently been allocated a portion of the fund's assets to manage.

MFS, at 111 Huntington Avenue, Boston, Massachusetts 02199, has been retained to serve as a sub-adviser for the fund. As of April 30, 2014, MFS had approximately $422 billion in assets under management. MFS has not currently been allocated a portion of the fund's assets to manage.

MSIM, at 522 Fifth Avenue, New York, New York 10032, has been retained to serve as a sub-adviser for the fund. As of March 31, 2014, MSIM had approximately $381.7 billion in discretionary assets under management. MSIM has not currently been allocated a portion of the fund's assets to manage.

RIM, at One Beacon Street, 30th Floor, Boston, Massachusetts 02108, has been retained to serve as a sub-adviser for the fund. As of April 30, 2014, RIM had approximately $59.9 billion in assets under management. RIM has not currently been allocated a portion of the fund's assets to manage.

WRIMCO, at 6300 Lamar Avenue, P.O. Box 29217, Overland Park, Kansas 66201-9217, has been retained to serve as a sub-adviser for the fund. As of March 31, 2014, WRIMCO had approximately $131.4 billion in discretionary assets under management. WRIMCO has not currently been allocated a portion of the fund's assets to manage.

Supplement to the
Strategic Advisers® Core Multi-Manager Fund
Class L and Class N
July 30, 2014
Prospectus

At a meeting held on December 2, 2014, the Board of Trustees approved the appointment of Loomis, Sayles & Company, L.P. (Loomis Sayles) as a new sub-adviser of the fund. In addition, at a meeting held on September 4, 2014, the Board of Trustees approved the appointment of Aristotle Capital Management, LLC (Aristotle), Brandywine Global Investment Management, LLC (Brandywine Global), ClariVest Asset Management LLC (ClariVest), LSV Asset Management (LSV), Massachusetts Financial Services Company (MFS), Morgan Stanley Investment Management Inc. (MSIM), Robeco Investment Management, Inc. (RIM), and Waddell & Reed Investment Management Company (WRIMCO) as new sub-advisers of the fund. Therefore, all references to the sub-advisers of the fund shall now refer to AllianceBernstein, Aristotle, Brandywine Global, ClariVest, Cornerstone, First Eagle, Loomis Sayles, LSV, MFS, MSIM, OppenheimerFunds, Pyramis, RIM, T. Rowe Price, and WRIMCO.

The following information replaces the similar information under the heading "Investment Adviser" in the "Fund Summary" section on page 7.

Strategic Advisers (the Adviser) is the fund's manager. AllianceBernstein L.P. (AllianceBernstein), Aristotle Capital Management, LLC (Aristotle), Brandywine Global Investment Management, LLC (Brandywine Global), ClariVest Asset Management LLC (ClariVest), Cornerstone Investment Partners, LLC (Cornerstone), First Eagle Investment Management, LLC (First Eagle), Loomis, Sayles & Company, L.P. (Loomis Sayles), LSV Asset Management (LSV), Massachusetts Financial Services Company (MFS), Morgan Stanley Investment Management Inc. (MSIM), OppenheimerFunds, Inc. (OppenheimerFunds), Pyramis Global Advisors, LLC (Pyramis), Robeco Investment Management, Inc. (RIM), T. Rowe Price Associates, Inc. (T. Rowe Price), and Waddell & Reed Investment Management Company (WRIMCO) have been retained to serve as sub-advisers for the fund. Aristotle, Brandywine Global, ClariVest, Loomis Sayles, LSV, MFS, MSIM, RIM, and WRIMCO have not currently been allocated a portion of the fund's assets to manage.

MMC-L-MMC-N-14-05  December 12, 2014
1.9585844.105

The following information supplements existing information found in the "Fund Management" section on page 23.

Aristotle, at 11100 Santa Monica Boulevard, Suite 1700, Los Angeles, California 90025, has been retained to serve as a sub-adviser for the fund. As of April 30, 2014, Aristotle had approximately $7.3 billion in assets under management. Aristotle has not currently been allocated a portion of the fund's assets to manage.

Brandywine Global, at 2929 Arch Street, Philadelphia, Pennsylvania 19104, has been retained to serve as a sub-adviser for the fund. As of April 30, 2014, Brandywine Global had approximately $53.2 billion in discretionary assets under management. Brandywine Global has not currently been allocated a portion of the fund's assets to manage.

ClariVest, at 3611 Valley Centre Drive, Suite 100, San Diego, California 92130, has been retained to serve as a sub-adviser for the fund. As of March 31, 2014, ClariVest had approximately $3.5 billion in discretionary assets under management. ClariVest has not currently been allocated a portion of the fund's assets to manage.

Loomis Sayles, at One Financial Center, Boston, Massachusetts, 02111, has been retained to serve as a sub-adviser for the fund. As of October 31, 2014, Loomis Sayles had approximately $227 billion in assets under management. Loomis Sayles has not currently been allocated a portion of the fund's assets to manage.

LSV, at 155 North Wacker Drive, Suite 4600, Chicago, Illinois 60606, has been retained to serve as a sub-adviser for the fund. As of April 30, 2014, LSV had approximately $84.3 billion in discretionary assets under management. LSV has not currently been allocated a portion of the fund's assets to manage.

MFS, at 111 Huntington Avenue, Boston, Massachusetts 02199, has been retained to serve as a sub-adviser for the fund. As of April 30, 2014, MFS had approximately $422 billion in assets under management. MFS has not currently been allocated a portion of the fund's assets to manage.

MSIM, at 522 Fifth Avenue, New York, New York 10032, has been retained to serve as a sub-adviser for the fund. As of March 31, 2014, MSIM had approximately $381.7 billion in discretionary assets under management. MSIM has not currently been allocated a portion of the fund's assets to manage.

RIM, at One Beacon Street, 30th Floor, Boston, Massachusetts 02108, has been retained to serve as a sub-adviser for the fund. As of April 30, 2014, RIM had approximately $59.9 billion in assets under management. RIM has not currently been allocated a portion of the fund's assets to manage.

WRIMCO, at 6300 Lamar Avenue, P.O. Box 29217, Overland Park, Kansas 66201-9217, has been retained to serve as a sub-adviser for the fund. As of March 31, 2014, WRIMCO had approximately $131.4 billion in discretionary assets under management. WRIMCO has not currently been allocated a portion of the fund's assets to manage.

Supplement to the
Strategic Advisers® Growth Fund
July 30, 2014
Prospectus

At a meeting held on December 2, 2014, the Board of Trustees approved the appointment of Loomis, Sayles & Company, L.P. (Loomis Sayles) as a new sub-adviser of the fund. Therefore, all references to the sub-advisers of the fund shall now refer to ClariVest Asset Management LLC (ClariVest), Loomis Sayles, Massachusetts Financial Services Company (MFS), Morgan Stanley Investment Management Inc. (MSIM), Pyramis Global Advisors, LLC (Pyramis), and Waddell & Reed Investment Management Company (WRIMCO).

The following information replaces the similar information under the heading "Investment Advisers" in the "Fund Summary" section on page 7.

Strategic Advisers is the fund's manager. ClariVest Asset Management LLC (ClariVest), Loomis, Sayles & Company, L.P. (Loomis Sayles), Massachusetts Financial Services Company (MFS), Morgan Stanley Investment Management Inc. (MSIM), Pyramis Global Advisors, LLC (Pyramis), and Waddell & Reed Investment Management Company (WRIMCO) have been retained to serve as sub-advisers for the fund.

The following information supplements the similar information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section beginning on page 7.

Aziz V. Hamzaogullari, CFA (portfolio manager) has managed Loomis Sayles' portion of the fund's assets since December 2014.

The following information supplements existing information found in the "Fund Management" section on page 18.

Loomis Sayles, at One Financial Center, Boston, Massachusetts, 02111, has been retained to serve as a sub-adviser for the fund. As of October 31, 2014, Loomis Sayles had approximately $227 billion in assets under management. Loomis Sayles provides investment advisory services for the fund.

The following information supplements the biographical information found in the "Fund Management" section beginning on page 18.

Loomis Sayles

Aziz V. Hamzaogullari, CFA, serves as portfolio manager for Loomis Sayles' portion of the fund's assets, which he has managed since December 2014. Aziz is a vice president of Loomis Sayles and portfolio manager of the Loomis Sayles large cap growth and all cap growth strategies, including the Loomis Sayles Growth Fund and products outside the US. Aziz joined Loomis Sayles in 2010 from Evergreen Investments, where he was a senior portfolio manager. He joined Evergreen in 2001, was promoted to director of research in 2003 and portfolio manager in 2006. Aziz was head of Evergreen's Berkeley Street Growth Equity team, and was the founder of the research and investment process. Prior to Evergreen, Aziz was a senior equity analyst and portfolio manager at Manning & Napier Advisors. He has 21 years of investment industry experience. Aziz earned a BS from Bilkent University, Turkey, and an MBA from George Washington University.

SGF-14-01  December 12, 2014
1.935090.105

Supplement to the
Strategic Advisers® Growth Multi-Manager Fund
July 30, 2014
Prospectus

At a meeting held on December 2, 2014, the Board of Trustees approved the appointment of Loomis, Sayles & Company, L.P. (Loomis Sayles) as a new sub-adviser of the fund. Therefore, all references to the sub-advisers of the fund shall now refer to ClariVest Asset Management LLC (ClariVest), Loomis Sayles, Massachusetts Financial Services Company (MFS), Morgan Stanley Investment Management Inc. (MSIM), Pyramis Global Advisors, LLC (Pyramis), and Waddell & Reed Investment Management Company (WRIMCO).

The following information replaces the similar information under the heading "Investment Advisers" in the "Fund Summary" section on page 7.

Strategic Advisers is the fund's manager. ClariVest Asset Management LLC (ClariVest), Loomis, Sayles & Company, L.P. (Loomis Sayles), Massachusetts Financial Services Company (MFS), Morgan Stanley Investment Management Inc. (MSIM), Pyramis Global Advisors, LLC (Pyramis), and Waddell & Reed Investment Management Company (WRIMCO) have been retained to serve as sub-advisers for the fund.

The following information supplements the similar information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 7.

Aziz V. Hamzaogullari, CFA (portfolio manager) has managed Loomis Sayles' portion of the fund's assets since December 2014.

The following information supplements existing information found in the "Fund Management" section on page 28.

Loomis Sayles, at One Financial Center, Boston, Massachusetts, 02111, has been retained to serve as a sub-adviser for the fund. As of October 31, 2014, Loomis Sayles had approximately $227 billion in assets under management. Loomis Sayles provides investment advisory services for the fund.

The following information supplements the biographical information found in the "Fund Management" section beginning on page 28.

Loomis Sayles

Aziz V. Hamzaogullari, CFA, serves as portfolio manager for Loomis Sayles' portion of the fund's assets, which he has managed since December 2014. Aziz is a vice president of Loomis Sayles and portfolio manager of the Loomis Sayles large cap growth and all cap growth strategies, including the Loomis Sayles Growth Fund and products outside the US. Aziz joined Loomis Sayles in 2010 from Evergreen Investments, where he was a senior portfolio manager. He joined Evergreen in 2001, was promoted to director of research in 2003 and portfolio manager in 2006. Aziz was head of Evergreen's Berkeley Street Growth Equity team, and was the founder of the research and investment process. Prior to Evergreen, Aziz was a senior equity analyst and portfolio manager at Manning & Napier Advisors. He has 21 years of investment industry experience. Aziz earned a BS from Bilkent University, Turkey, and an MBA from George Washington University.

MMG-14-02  December 12, 2014
1.935092.106

Supplement to the
Strategic Advisers® Growth Multi-Manager Fund
Class F
July 30, 2014
Prospectus

At a meeting held on December 2, 2014, the Board of Trustees approved the appointment of Loomis, Sayles & Company, L.P. (Loomis Sayles) as a new sub-adviser of the fund. Therefore, all references to the sub-advisers of the fund shall now refer to ClariVest Asset Management LLC (ClariVest), Loomis Sayles, Massachusetts Financial Services Company (MFS), Morgan Stanley Investment Management Inc. (MSIM), Pyramis Global Advisors, LLC (Pyramis), and Waddell & Reed Investment Management Company (WRIMCO).

The following information replaces the similar information under the heading "Investment Advisers" in the "Fund Summary" section on page 7.

Strategic Advisers is the fund's manager. ClariVest Asset Management LLC (ClariVest), Loomis, Sayles & Company, L.P. (Loomis Sayles), Massachusetts Financial Services Company (MFS), Morgan Stanley Investment Management Inc. (MSIM), Pyramis Global Advisors, LLC (Pyramis), and Waddell & Reed Investment Management Company (WRIMCO) have been retained to serve as sub-advisers for the fund.

The following information supplements the similar information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 7.

Aziz V. Hamzaogullari, CFA (portfolio manager) has managed Loomis Sayles' portion of the fund's assets since December 2014.

The following information supplements existing information found in the "Fund Management" section on page 20.

Loomis Sayles, at One Financial Center, Boston, Massachusetts, 02111, has been retained to serve as a sub-adviser for the fund. As of October 31, 2014, Loomis Sayles had approximately $227 billion in assets under management. Loomis Sayles provides investment advisory services for the fund.

The following information supplements the biographical information found in the "Fund Management" section beginning on page 20.

Loomis Sayles

Aziz V. Hamzaogullari, CFA, serves as portfolio manager for Loomis Sayles' portion of the fund's assets, which he has managed since December 2014. Aziz is a vice president of Loomis Sayles and portfolio manager of the Loomis Sayles large cap growth and all cap growth strategies, including the Loomis Sayles Growth Fund and products outside the US. Aziz joined Loomis Sayles in 2010 from Evergreen Investments, where he was a senior portfolio manager. He joined Evergreen in 2001, was promoted to director of research in 2003 and portfolio manager in 2006. Aziz was head of Evergreen's Berkeley Street Growth Equity team, and was the founder of the research and investment process. Prior to Evergreen, Aziz was a senior equity analyst and portfolio manager at Manning & Napier Advisors. He has 21 years of investment industry experience. Aziz earned a BS from Bilkent University, Turkey, and an MBA from George Washington University.

MMG-F-14-01  December 12, 2014
1.960894.102

Supplement to the
Strategic Advisers® Growth
Multi-Manager Fund
Class L and Class N
July 30, 2014
Prospectus

At a meeting held on December 2, 2014, the Board of Trustees approved the appointment of Loomis, Sayles & Company, L.P. (Loomis Sayles) as a new sub-adviser of the fund. Therefore, all references to the sub-advisers of the fund shall now refer to ClariVest Asset Management LLC (ClariVest), Loomis Sayles, Massachusetts Financial Services Company (MFS), Morgan Stanley Investment Management Inc. (MSIM), Pyramis Global Advisors, LLC (Pyramis), and Waddell & Reed Investment Management Company (WRIMCO).

The following information replaces the similar information under the heading "Investment Advisers" in the "Fund Summary" section on page 7.

Strategic Advisers is the fund's manager. ClariVest Asset Management LLC (ClariVest), Loomis, Sayles & Company, L.P. (Loomis Sayles), Massachusetts Financial Services Company (MFS), Morgan Stanley Investment Management Inc. (MSIM), Pyramis Global Advisors, LLC (Pyramis), and Waddell & Reed Investment Management Company (WRIMCO) have been retained to serve as sub-advisers for the fund.

The following information supplements the similar information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section beginning on page 7.

Aziz V. Hamzaogullari, CFA (portfolio manager) has managed Loomis Sayles' portion of the fund's assets since December 2014.

The following information supplements existing information found in the "Fund Management" section on page 23.

Loomis Sayles, at One Financial Center, Boston, Massachusetts, 02111, has been retained to serve as a sub-adviser for the fund. As of October 31, 2014, Loomis Sayles had approximately $227 billion in assets under management. Loomis Sayles provides investment advisory services for the fund.

The following information supplements the biographical information found in the "Fund Management" section beginning on page 23.

Loomis Sayles

Aziz V. Hamzaogullari, CFA, serves as portfolio manager for Loomis Sayles' portion of the fund's assets, which he has managed since December 2014. Aziz is a vice president of Loomis Sayles and portfolio manager of the Loomis Sayles large cap growth and all cap growth strategies, including the Loomis Sayles Growth Fund and products outside the US. Aziz joined Loomis Sayles in 2010 from Evergreen Investments, where he was a senior portfolio manager. He joined Evergreen in 2001, was promoted to director of research in 2003 and portfolio manager in 2006. Aziz was head of Evergreen's Berkeley Street Growth Equity team, and was the founder of the research and investment process. Prior to Evergreen, Aziz was a senior equity analyst and portfolio manager at Manning & Napier Advisors. He has 21 years of investment industry experience. Aziz earned a BS from Bilkent University, Turkey, and an MBA from George Washington University.

MMG-L-MMG-N-14-01  December 12, 2014
1.9862924.100